Advances, Non-Convertible Notes Payable And PPP Note Payable (Details) - USD ($)				1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 02, 2021	May 04, 2020	May 04, 2020	Jun. 25, 2021	Apr. 17, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2023	Sep. 23, 2021	Jun. 04, 2021
Advances, Non-Convertible Notes Payable And PPP Note Payable (Details) [Line Items]
Aggregate Proceeds from advances						$ 28,991	$ 0	$ 3,696	$ 0
Repayment of advances						20,178	0	3,009	595,000
Principal amount						122,000		88,187	337,500
Accrued interest						4,000		$ 0	$ 10,500
Non-convertible notes, description								the Company received proceeds from the issuance of non-convertible notes of $82,911and $175,000 and repaid an aggregate of $39,641 and $45,400, respectively, of non-convertible notes.	the Company received proceeds from the issuance of non-convertible notes of $82,911and $175,000 and repaid an aggregate of $39,641 and $45,400, respectively, of non-convertible notes.
Paid in advance						25,000
Accrued interest									$ 22,831
PPP notes payable, description		the Company received proceeds of $50,000 from a PPP note. The note has a maturity date of May 4, 2020 and bears 1% interest per annum. As of December 31, 2020, the Company owed $50,000 in principal and $330 in accrued interest on this note.
Expense paid by related party						158,371
Non-convertible notes payable												$ 60,000
Unpaid legal bills				$ 459,251
Aggregate amount										$ 10,000	$ 275,000
Debt instrument principal total						25,000
Debt instrument principal amount						$ 15,000			390,000
Interest rate						10.00%
Interest expense						$ 17,991		$ 0	380,431
Gain on settlement						202,242
Carrying value						232,502
Debt discount						17,498
Debt discount						15,862		0
Accrued interest						1,661,704		2,483,955	3,495,717
PPP notes payable, description			the Company received proceeds of $50,000 from a PPP note. The note had a maturity date of May 4, 2022 and bore 1% interest per annum. On April 6, 2021, the Small Business Administration forgave the Company’s Paycheck Protection Program loan in the principal amount of $50,000 and accrued interest of $466, resulting in gain on forgiveness of debt of $50,466. As of September 30, 2021 and December 31, 2020, the Company owed $0 and $50,000 in principal and $0 and $330 in accrued interest, respectively, on this note.
Non-Convertible Notes [Member]
Advances, Non-Convertible Notes Payable And PPP Note Payable (Details) [Line Items]
Forgiveness of debt	$ 142,055
Principal amount	79,000				$ 23,500	1,888,446		269,520	115,750
Accrued interest					17,281
Paid in advance					79,000
Gain loss on debt settlement					$ 38,219
Accrued interest	$ 63,055							251,612	117,924
Proceeds from issuance of non-convertible notes						357,053	132,911
Repayments of non-convertible notes						0	39,641
Additional payment by related party						1,000,000
Debt discount						17,498
Principal amount								219,520
Long term debt, principal amount						128,364		60,000
Debt discount								0
Accrued interest						$ 372,480		251,612
Non-Convertible Notes [Member] | Minimum [Member]
Advances, Non-Convertible Notes Payable And PPP Note Payable (Details) [Line Items]
Accrued interest rate						0.00%
Maturity dates, description						The non-convertible notes have maturity dates ranging from March 31, 2019 to June 24, 2023 and accrue interest at rates ranging from 0% to 35% (default interest rate) per annum.
Non-Convertible Notes [Member] | Maximum [Member]
Advances, Non-Convertible Notes Payable And PPP Note Payable (Details) [Line Items]
Accrued interest rate						35.00%
Principal Forgiveness [Member]
Advances, Non-Convertible Notes Payable And PPP Note Payable (Details) [Line Items]
Forgiveness of advances								250,000
Forgiveness of debt									$ 0
Chief Executive Officer [Member]
Advances, Non-Convertible Notes Payable And PPP Note Payable (Details) [Line Items]
Repayment of advances						$ 5,278		509
Advances						2,091	0	$ 3,696
Board of Directors Chairman [Member]
Advances, Non-Convertible Notes Payable And PPP Note Payable (Details) [Line Items]
Advance to chairman of the Board						357,053	$ 20,520
Repayment to chairman of the Board						$ 0
Minimum [Member] | Non-Convertible Notes [Member]
Advances, Non-Convertible Notes Payable And PPP Note Payable (Details) [Line Items]
Accrued interest rate								0.00%
Maximum [Member]
Advances, Non-Convertible Notes Payable And PPP Note Payable (Details) [Line Items]
Accrued interest rate								36.00%